Reinsurance	12 Months Ended
Dec. 31, 2016
Reinsurance

Schedule IV

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

Reinsurance

Years ended December 31, 2016, 2015, and 2014

(In thousands)

Year ended	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
December 31, 2016:
Life insurance in force	$66,299	57,082	—	9,217	—%

Premiums and policy fees:
Life	$1,025	836	—	189	—
Annuities	68,752	—	—	68,752	—
Accident and health	3,459	493	—	2,966	—

Total premiums and policy fees	$73,236	1,329	—	71,907	—%

December 31, 2015:
Life insurance in force	$71,620	61,791	—	9,829	—%

Premiums and policy fees:
Life	$1,144	842	—	302	—
Annuities	65,603	—	—	65,603	—
Accident and health	3,470	505	—	2,965	—

Total premiums and policy fees	$70,217	1,347	—	68,870	—%

December 31, 2014:
Life insurance in force	$77,593	67,376	—	10,217	—%

Premiums and policy fees:
Life	$902	916	—	(14)	—
Annuities	58,727	—	—	58,727	—
Accident and health	3,529	526	—	3,003	—

Total premiums and policy fees	$63,158	1,442	—	61,716	—%

See accompanying report of independent registered public accounting firm.